Item 1.  Schedule of Investments


 T. Rowe Price Blue Chip Growth Fund
 (Unaudited) March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares       Value
 (Cost and value in $ 000s)

 COMMON STOCKS  99.1%
 CONSUMER DISCRETIONARY  14.3%
 Automobiles  0.5%
 Harley-Davidson                                       740,000       42,742

                                                                     42,742

 Hotels, Restaurants & Leisure  3.0%
 Carnival                                              2,050,000     106,211

 Harrah's Entertainment                                100,000       6,458

 International Game Technology                         2,000,000     53,320

 Marriott, Class A                                     590,000       39,447

 McDonald's                                            950,000       29,583

 Starbucks *                                           250,000       12,915

                                                                     247,934

 Household Durables  0.3%
 Fortune Brands                                        310,000       24,995

                                                                     24,995

 Internet & Catalog Retail  0.6%
 Amazon.com *                                          460,000       15,764

 eBay *                                                790,000       29,436

                                                                     45,200

 Media  5.5%
 Comcast, Class A *                                    2,440,000     81,496

 Disney                                                590,000       16,951

 Liberty Media, Class A *                              2,750,000     28,518

 News Corporation, Class A                             4,150,000     70,218

 Omnicom                                               300,000       26,556

 Scripps, Class A                                      925,000       45,094

 Time Warner *                                         5,320,000     93,366

 Viacom, Class B                                       2,350,000     81,850

 Washington Post, Class B                              14,000        12,516

                                                                     456,565

 Multiline Retail  2.3%
 Kohl's *                                              1,240,000     64,021

 Target                                                2,570,000     128,552

                                                                     192,573

 Specialty Retail  2.1%
 Best Buy                                              1,060,000     57,251

 Home Depot                                            3,040,000     116,249

                                                                     173,500

 Total Consumer Discretionary                                        1,183,509

 CONSUMER STAPLES  5.6%
 Beverages  1.0%
 Coca-Cola                                             325,000       13,542

 PepsiCo                                               1,360,000     72,121

                                                                     85,663

 Food & Staples Retailing  2.8%
 CVS                                                   520,000       27,363

 Sysco                                                 1,000,000     35,800

 Wal-Mart                                              3,275,000     164,110

                                                                     227,273

 Household Products  0.4%
 Procter & Gamble                                      700,000       37,100

                                                                     37,100

 Personal Products  0.9%
 Estee Lauder, Class A                                 40,000        1,799

 Gillette                                              1,360,000     68,653

                                                                     70,452

 Tobacco  0.5%
 Altria Group                                          610,000       39,888

                                                                     39,888

 Total Consumer Staples                                              460,376

 ENERGY  5.6%
 Energy Equipment & Services  3.8%
 Baker Hughes                                          2,050,000     91,204

 BJ Services                                           160,000       8,301

 Schlumberger                                          1,600,000     112,768

 Smith International                                   1,300,000     81,549

 Transocean *                                          370,000       19,040

                                                                     312,862

 Oil & Gas  1.8%
 ChevronTexaco                                         1,060,000     61,809

 ExxonMobil                                            1,060,000     63,176

 Murphy Oil                                            295,000       29,125

                                                                     154,110

 Total Energy                                                        466,972

 FINANCIALS  20.7%
 Capital Markets  9.0%
 AmeriTrade *                                          3,650,000     37,266

 Bank of New York                                      1,000,000     29,050

 Charles Schwab                                        3,470,000     36,470

 Franklin Resources                                    1,450,000     99,542

 Goldman Sachs                                         730,000       80,293

 Legg Mason                                            1,120,000     87,517

 Mellon Financial                                      1,600,000     45,664

 Merrill Lynch                                         1,500,000     84,900

 Morgan Stanley                                        775,000       44,369

 Northern Trust                                        1,462,155     63,516

 State Street                                          3,160,000     138,155

                                                                     746,742

 Commercial Banks  2.6%
 Bank of America                                       2,050,000     90,405

 U.S. Bancorp                                          1,900,000     54,758

 Wells Fargo                                           1,220,000     72,956

                                                                     218,119

 Consumer Finance  2.1%
 American Express                                      1,975,000     101,456

 SLM Corporation                                       1,400,000     69,776

                                                                     171,232

 Diversified Financial Services  3.4%
 Citigroup                                             6,220,000     279,527

                                                                     279,527

 Insurance  3.6%
 American International Group                          2,950,000     163,459

 Hartford Financial Services                           1,150,000     78,844

 Marsh & McLennan                                      1,555,000     47,303

 St. Paul Companies                                    250,000       9,183

                                                                     298,789

 Total Financials                                                    1,714,409

 HEALTH CARE  15.2%
 Biotechnology  3.2%
 Amgen *                                               2,125,000     123,696

 Biogen IDEC *                                         640,000       22,087

 Genentech *                                           900,000       50,949

 Gilead Sciences *                                     1,780,000     63,724

                                                                     260,456

 Health Care Equipment & Supplies  2.6%
 Biomet                                                1,030,000     37,389

 Boston Scientific *                                   610,000       17,867

 Medtronic                                             2,140,000     109,033

 St. Jude Medical *                                    460,000       16,560

 Stryker                                               770,000       34,349

                                                                     215,198

 Health Care Providers & Services  5.6%
 UnitedHealth Group,                                   3,070,000     292,817

 WellPoint *                                           1,375,000     172,356

                                                                     465,173

 Pharmaceuticals  3.8%
 Abbott Laboratories                                   430,000       20,047

 Eli Lilly                                             100,000       5,210

 Forest Laboratories *                                 1,000         37

 IVAX *                                                200,000       3,954

 Johnson & Johnson                                     1,780,000     119,545

 Pfizer                                                2,850,000     74,869

 Teva Pharmaceutical ADR                               1,300,000     40,300

 Wyeth                                                 1,210,000     51,038

                                                                     315,000

 Total Health Care                                                   1,255,827

 INDUSTRIALS & BUSINESS SERVICES  11.6%
 Aerospace & Defense  2.0%
 General Dynamics                                      335,000       35,862

 Honeywell International                               1,670,000     62,141

 Lockheed Martin                                       790,000       48,237

 Rockwell Collins                                      400,000       19,036

                                                                     165,276

 Air Freight & Logistics  0.3%
 UPS, Class B                                          300,000       21,822

                                                                     21,822

 Commercial Services & Supplies  1.3%
 Apollo Group, Class A *                               910,000       67,394

 Cendant                                               1,300,000     26,702

 ChoicePoint *                                         300,000       12,033

                                                                     106,129

 Industrial Conglomerates  5.1%
 GE                                                    7,430,000     267,926

 Tyco International                                    4,510,000     152,438

                                                                     420,364

 Machinery  2.9%
 Danaher                                               3,200,000     170,912

 Deere                                                 1,000,000     67,130

                                                                     238,042

 Road & Rail  0.0%
 Union Pacific                                         40,000        2,788

                                                                     2,788

 Total Industrials & Business Services                               954,421

 INFORMATION TECHNOLOGY  22.6%
 Communications Equipment  3.7%
 Cisco Systems *                                       5,900,000     105,551

 Corning *                                             2,620,000     29,161

 Juniper Networks *                                    1,600,000     35,296

 Nokia ADR *                                           3,470,000     53,542

 QUALCOMM                                              1,540,000     56,441

 Research In Motion *                                  310,000       23,690

                                                                     303,681

 Computers & Peripherals  2.6%
 Dell *                                                4,085,000     156,945

 EMC *                                                 3,000,000     36,960

 IBM                                                   226,000       20,652

                                                                     214,557

 Internet Software & Services  2.3%
 Google, Class A *                                     316,000       57,041

 IAC/InterActiveCorp *                                 1,360,000     30,287

 Yahoo! *                                              3,040,000     103,056

                                                                     190,384

 IT Services  2.6%
 Accenture, Class A *                                  1,300,000     31,395

 Affiliated Computer Services, Class A *               790,000       42,060

 Automatic Data Processing                             1,300,000     58,435

 First Data                                            1,150,000     45,206

 Fiserv *                                              770,000       30,646

 Paychex                                               190,000       6,236

                                                                     213,978

 Semiconductor & Semiconductor Equipment  5.8%
 Analog Devices                                        1,930,000     69,750

 Intel                                                 5,230,000     121,493

 KLA-Tencor *                                          400,000       18,404

 Linear Technology                                     430,000       16,473

 Marvell Technology Group *                            200,000       7,668

 Maxim Integrated Products                             2,410,000     98,497

 Microchip Technology                                  550,000       14,306

 Samsung Electronics (KRW)                             37,000        18,290

 Texas Instruments                                     2,000,000     50,980

 Xilinx                                                2,350,000     68,691

                                                                     484,552

 Software  5.6%
 Adobe Systems                                         950,000       63,812

 Intuit *                                              1,060,000     46,396

 Microsoft                                             10,250,000    247,742

 Oracle *                                              5,420,000     67,642

 VERITAS Software *                                    1,550,000     35,991

                                                                     461,583

 Total Information Technology                                        1,868,735

 MATERIALS  1.3%
 Metals & Mining  1.3%
 BHP Billiton (AUD)                                    4,000,000     55,236

 Nucor                                                 950,000       54,682

 Total Materials                                                     109,918

 TELECOMMUNICATION SERVICES  2.2%
 Diversified Telecommunication Services  0.4%
 Telus (Non-voting shares)                             1,000,000     30,810

                                                                     30,810

 Wireless Telecommunication Services  1.8%
 America Movil ADR, Series L                           590,000       30,444

 Nextel Communications, Class A *                      3,400,000     96,628

 Vodafone ADR                                          1,000,000     26,560

                                                                     153,632

 Total Telecommunication Services                                    184,442

 Total Common Stocks (Cost  $6,527,983)                              8,198,609

 SHORT-TERM INVESTMENTS  0.2%
 Money Market Fund  0.2%
 T. Rowe Price Reserve Investment Fund, 2.67% #+       16,545,698    16,546

 Total Short-Term Investments (Cost  $16,546)                        16,546

 Total Investments in Securities
 99.3% of Net Assets (Cost $6,544,529)                 $             8,215,155


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 +    Affiliated company - See Note 3
 ADR  American Depository Receipts
 AUD  Australian dollar KRW South Korean won

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Blue Chip Growth Fund
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Blue Chip Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth. Income is a secondary objective.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.


Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.
Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $6,544,529,000. Net unrealized gain aggregated $1,670,626,000 at period-end, of which $1,838,389,000 related to appreciated investments and $167,763,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $232,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $16,546,000 and $69,489,000, respectively.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                  SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Blue Chip Growth Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     May 18, 2005